Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		$ 2,107	$ 2,098	$ 2,135	$ 4,205	$ 4,591
Interest expense from financial instruments measured at amortized cost		(860)	(859)	(1,112)	(1,719)	(2,519)
Net interest income from financial instruments measured at fair value through profit or loss		359	351	354	710	616
Net interest income		1,607	1,589	1,376	3,196	2,689
Other net income from financial instruments measured at fair value through profit or loss		1,471	1,314	1,944	2,785	3,719
Credit loss (expense) / release		80	28	(272)	108	(540)
Fee and commission income	[1]	6,047	6,197	4,730	12,244	10,211
Fee and commission expense		(484)	(478)	(419)	(962)	(875)
Net fee and commission income		5,563	5,719	4,311	11,282	9,336
Other income		350	185	153	535	317
Total operating income		9,071	8,836	7,512	17,906	15,521
Personnel expenses		4,072	4,086	3,682	8,158	7,391
General and administrative expenses		2,070	2,141	1,879	4,211	3,960
Depreciation and impairment of property, equipment and software		439	449	409	887	814
Amortization and impairment of goodwill and intangible assets		9	8	17	17	32
Total operating expenses		6,589	6,684	5,987	13,274	12,197
Operating profit / (loss) before tax		2,481	2,151	1,525	4,632	3,324
Tax expense / (benefit)		563	439	328	1,001	703
Net profit / (loss)		1,919	1,713	1,197	3,631	2,621
Net profit / (loss) attributable to non-controlling interests		6	3	3	9	6
Net profit / (loss) attributable to shareholders		$ 1,913	$ 1,710	$ 1,194	3,623	2,615
Elimination entries
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income					(356)	(481)
Interest expense from financial instruments measured at amortized cost					515	651
Net interest income from financial instruments measured at fair value through profit or loss					(133)	(149)
Net interest income					26	20
Other net income from financial instruments measured at fair value through profit or loss					(109)	329
Credit loss (expense) / release					(23)	0
Fee and commission income					(387)	(518)
Fee and commission expense					380	509
Net fee and commission income					(7)	(8)
Other income					(3,333)	(2,857)
Total operating income					(3,445)	(2,517)
Personnel expenses					1	0
General and administrative expenses					(1,373)	(1,210)
Depreciation and impairment of property, equipment and software					(58)	(57)
Amortization and impairment of goodwill and intangible assets					0	0
Total operating expenses					(1,429)	(1,267)
Operating profit / (loss) before tax					(2,016)	(1,250)
Tax expense / (benefit)					(13)	83
Net profit / (loss)					(2,003)	(1,333)
Net profit / (loss) attributable to non-controlling interests					0	0
Net profit / (loss) attributable to shareholders					(2,003)	(1,333)
UBS AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[2]				1,521	1,813
Interest expense from financial instruments measured at amortized cost	[2]				(1,441)	(2,152)
Net interest income from financial instruments measured at fair value through profit or loss	[2]				619	507
Net interest income	[2]				699	169
Other net income from financial instruments measured at fair value through profit or loss	[2]				1,757	2,570
Credit loss (expense) / release	[2]				47	(239)
Fee and commission income	[2]				2,064	1,855
Fee and commission expense	[2]				(412)	(307)
Net fee and commission income	[2]				1,652	1,548
Other income	[2]				3,231	2,207
Total operating income	[2]				7,387	6,255
Personnel expenses	[2]				1,915	1,713
General and administrative expenses	[2]				1,722	1,619
Depreciation and impairment of property, equipment and software	[2]				453	430
Amortization and impairment of goodwill and intangible assets	[2]				4	2
Total operating expenses	[2]				4,095	3,764
Operating profit / (loss) before tax	[2]				3,293	2,490
Tax expense / (benefit)	[2]				222	138
Net profit / (loss)	[2]				3,070	2,352
Net profit / (loss) attributable to non-controlling interests	[2]				0	0
Net profit / (loss) attributable to shareholders	[2]				3,070	2,352
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[2]				1,812	1,821
Interest expense from financial instruments measured at amortized cost	[2]				(276)	(258)
Net interest income from financial instruments measured at fair value through profit or loss	[2]				114	83
Net interest income	[2]				1,650	1,645
Other net income from financial instruments measured at fair value through profit or loss	[2]				417	435
Credit loss (expense) / release	[2]				80	(218)
Fee and commission income	[2]				2,571	2,293
Fee and commission expense	[2]				(239)	(454)
Net fee and commission income	[2]				2,331	1,839
Other income	[2]				118	135
Total operating income	[2]				4,596	3,836
Personnel expenses	[2]				1,116	1,027
General and administrative expenses	[2]				1,710	1,568
Depreciation and impairment of property, equipment and software	[2]				141	122
Amortization and impairment of goodwill and intangible assets	[2]				0	0
Total operating expenses	[2]				2,967	2,716
Operating profit / (loss) before tax	[2]				1,629	1,120
Tax expense / (benefit)	[2]				299	215
Net profit / (loss)	[2]				1,331	904
Net profit / (loss) attributable to non-controlling interests	[2]				0	0
Net profit / (loss) attributable to shareholders	[2]				1,331	904
Other subsidiaries | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[3]				1,228	1,439
Interest expense from financial instruments measured at amortized cost	[3]				(517)	(759)
Net interest income from financial instruments measured at fair value through profit or loss	[3]				110	175
Net interest income	[3]				820	854
Other net income from financial instruments measured at fair value through profit or loss	[3]				720	386
Credit loss (expense) / release	[3]				3	(83)
Fee and commission income	[3]				7,996	6,581
Fee and commission expense	[3]				(690)	(623)
Net fee and commission income	[3]				7,306	5,958
Other income	[3]				519	831
Total operating income	[3]				9,367	7,947
Personnel expenses	[3]				5,125	4,651
General and administrative expenses	[3]				2,152	1,983
Depreciation and impairment of property, equipment and software	[3]				351	320
Amortization and impairment of goodwill and intangible assets	[3]				13	30
Total operating expenses	[3]				7,641	6,983
Operating profit / (loss) before tax	[3]				1,726	964
Tax expense / (benefit)	[3]				493	266
Net profit / (loss)	[3]				1,233	698
Net profit / (loss) attributable to non-controlling interests	[3]				9	6
Net profit / (loss) attributable to shareholders	[3]				$ 1,224	$ 691

[1]	Reflects third-party fee and commission income for the second quarter of 2021 of USD 3,585 million for Global Wealth Management (first quarter of 2021: USD 3,673 million; second quarter of 2020: USD 2,809 million), USD 400 million for Personal & Corporate Banking (first quarter of 2021: USD 389 million; second quarter of 2020: USD 313 million), USD 805 million for Asset Management (first quarter of 2021: USD 815 million; second quarter of 2020: USD 700 million), USD 1,248 million for the Investment Bank (first quarter of 2021: USD 1,305 million; second quarter of 2020: USD 872 million) and USD 9 million for Group Functions (first quarter of 2021: USD 15 million; second quarter of 2020: USD 36 million).
[2]	Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements, available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP
[3]	The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.